Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:
Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 39,501	$ (5,094)	$ 34,407
Additions	8,577	(1,222)	7,355
Disposals	(152)	103	(49)
Balance December 31, 2011	$ 47,926	$ (6,213)	$ 41,713
Additions	11,173	(1,529)	9,644
Balance December 31, 2012	$ 59,099	$ (7,742)	$ 51,357
Additions	16,196	(1,597)	14,599
Write-off	(22)	22	—
Balance December 31, 2013	$ 75,273	$ (9,317)	$ 65,956
Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 25,757	$ (3,937)	$ 21,820
Additions	653	(1,316)	(663)
Balance December 31, 2011	$ 26,410	$ (5,253)	$ 21,157
Additions	731	(1,256)	(525)
Balance December 31, 2012	$ 27,141	$ (6,509)	$ 20,632
Additions	616	(1,256)	(640)
Balance December 31, 2013	$ 27,757	$ (7,765)	$ 19,992
Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 278,837	$ (42,637)	$ 236,200
Additions	62,153	(15,380)	46,773
Balance December 31, 2011	$ 340,990	$ (58,017)	$ 282,973
Additions	20,009	(19,383)	626
Restructure of capital leases	(4,590)	—	(4,590)
Balance December 31, 2012	$ 356,409	$ (77,400)	$ 279,009
Additions	40,587	(16,384)	24,203
Transfers	3,030	—	3,030
Balance December 31, 2013	$ 400,026	$ (93,784)	$ 306,242
Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 4,139	$ (433)	$ 3,706
Additions	801	(262)	539
Balance December 31, 2011	$ 4,940	$ (695)	$ 4,245
Additions	1,166	(334)	832
Disposals	(37)	—	(37)
Balance December 31, 2012	$ 6,069	$ (1,029)	$ 5,040
Additions	1,997	(318)	1,679
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	$ 5,036	$ (1,347)	$ 3,689
Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$ 348,234	$ (52,101)	$ 296,133
Additions	72,184	(18,180)	54,004
Disposals	(152)	103	(49)
Balance December 31, 2011	$ 420,266	$ (70,178)	$ 350,088
Additions	33,079	(22,502)	10,577
Restructure of capital leases	(4,590)	—	(4,590)
Disposals	(37)	—	(37)
Balance December 31, 2012	$ 448,718	$ (92,680)	$ 356,038
Additions	59,396	(19,555)	39,841
Write-off	(22)	22	—
Balance December 31, 2013	$ 508,092	$ (112,213)	$ 395,879

       As indicated in Note 10, certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2013 and 2012, the net book value of such assets was $948 and $1,074, respectively.
On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases for the San San H and the Ferni H (formerly known as the Stavroula), by extending their duration until June 2016 and amending the purchase price obligation to $9,850 and $9,800, each at the end of the extended period. As of December 31, 2013, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2013 for both vessels were $1,353.
During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which became operational in October 2013. As of December 31, 2013, Navios Logistics had paid $21,773 for the construction of the new conveyor belt.
Navios Logistics constructed four new tank barges. Two barges were delivered in October and December 2012 and two were delivered in April and June, 2013, with a cost of $1,900 each.

On June 26, 2013, Navios Logistics acquired three pushboats for a total acquisition price of $20,250. As of December 31, 2013, Navios Logistics had paid $19,767 for the acquisition of the three pushboats.
On August 5, 2013, Navios Logistics entered into an agreement for the construction of 36 dry barges for a total consideration of $19,080 and on October 8, 2013 the company exercised the option for the construction of an additional 36 dry barges for a total consideration of $19,080, based on the initial agreement. As of December 31, 2013, Navios Logistics had paid $11,448 for the construction of the new barges.
The following is an analysis of the leased property under capital leases:

Vessels	December 31, 2013
San San H and Ferni H	$ 32,843
Less: Accumulated amortization	(2,214)

Net book value	$ 30,629

Future minimum lease payments under capital leases together with the present value of the future minimum lease payments as of December 31, 2013, are as follows:

Payment Due by Period	December 31, 2013
2014	2,190
2015	2,190
2016	$ 21,262

Total future minimum lease payments (1)	25,642

Less: amount representing interest (2)	(1,883)

Present value of future minimum lease payments (3)	$ 23,759

(1)      There are no minimum sublease rentals to be reduced by minimum payments.
(2)      Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)      Reflected in the balance sheet as obligations under capital leases.